Prepaid Expenses and Deposits	12 Months Ended
Mar. 31, 2024
Prepaid Expenses And Deposits Abstract
Prepaid Expenses and Deposits

Note 9 — Prepaid Expenses and Deposits

	As of March 31,
	2024	2023
Prepaid directors and officers insurance	133,542	162,500
Prepaid Nasdaq fee	37,125	35,250
Prepaid vendor products	245,258	24,095
Deposits	52,398	18,043
Prepaid software subscription	19,536	10,373
Other	24,923	31,214
Prepaid expenses and deposits	$512,782	$281,475